INVESTMENTS IN AN ASSOCIATE (Details Narrative) ¥ in Thousands		12 Months Ended
	Apr. 11, 2024 JPY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)
IfrsStatementLineItems [Line Items]
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates				¥ 94,000
Music Circus Co Ltd [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	60.00%
Consideration transferred, acquisition-date fair value	¥ 100,000
[custom:NetAssetsValue-0]	¥ 10,000
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates				¥ 94,000